Derivative Instruments and Hedging Activities - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	$ (3,909)	$ 1,838
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Fair Value	(975)	5,645
Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	500,000
Fair Value	(975)
Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount		300,000
Fair Value		5,645
Interest Rate Swaps [Member]
Derivative [Line Items]
Fair Value	(2,714)	2,837
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member]
Derivative [Line Items]
Expiration Date	Jul. 01, 2018
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(896)	957
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	165,000
Fair Value	103
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount		165,000
Fair Value		1,617
Interest Rate Swaps [Member] | Effective August 19, 2013 [Member]
Derivative [Line Items]
Expiration Date	Aug. 20, 2018
Interest Rate Swaps [Member] | Effective August 19, 2013 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(656)
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Swaps [Member] | Effective August 19, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	75,000
Fair Value	(1,109)
Interest Rate Swaps [Member] | Effective October 9, 2013 [Member]
Derivative [Line Items]
Expiration Date	Oct. 09, 2018
Interest Rate Swaps [Member] | Effective October 9, 2013 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(138)
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Swaps [Member] | Effective October 9, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	50,000
Fair Value	(234)
Interest Rate Swaps [Member] | Effective March Twenty Eight Two Thousand Fourteen [Member]
Derivative [Line Items]
Expiration Date	Mar. 28, 2019
Interest Rate Swaps [Member] | Effective March Twenty Eight Two Thousand Fourteen [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(711)
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Swaps [Member] | Effective March Twenty Eight Two Thousand Fourteen [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	75,000
Fair Value	(1,203)
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member]
Derivative [Line Items]
Expiration Date	Jun. 05, 2020
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(883)	722
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	60,000
Fair Value	(271)
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount		60,000
Fair Value		1,220
Interest Rate Caps [Member]
Derivative [Line Items]
Fair Value	1,739	2,808
Interest Rate Caps [Member] | Effective July 1, 2013 [Member]
Derivative [Line Items]
Expiration Date	Jul. 01, 2018
Interest Rate Caps [Member] | Effective July 1, 2013 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(292)	31
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Caps [Member] | Effective July 1, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	35,000
Fair Value	826
Interest Rate Caps [Member] | Effective July 1, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount		35,000
Fair Value		1,323
Interest Rate Caps [Member] | Effective June 5, 2013 [Member]
Derivative [Line Items]
Expiration Date	Jun. 05, 2018
Interest Rate Caps [Member] | Effective June 5, 2013 [Member] | Not Applicable [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(333)	128
Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
Interest Rate Caps [Member] | Effective June 5, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/Contract Amount	40,000
Fair Value	913
Interest Rate Caps [Member] | Effective June 5, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount		40,000
Fair Value		$ 1,485